Deposits by Customers (Tables)	6 Months Ended
Jun. 30, 2020
Deposits from customers [abstract]
Schedule of Deposits by Customers

	30 June 2020	31 December 2019
	£m	£m
Demand and time deposits(1)	179,285	171,736
Amounts due to other Santander UK Group Holdings plc subsidiaries	77	44
Amounts due to Santander UK Group Holdings plc(2)	9,429	8,869
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,227	1,234
	190,018	181,883
(1)Includes equity index-linked deposits of £1,127m (2019: £1,139m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £1,127m and £16m (2019: £1,139m and £18m) respectively.
(2)Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.